Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($0.0001 par value) reserved for issuance under the Amended and Restated 2010 Equity Incentive Plan
Amount Registered | shares	3,204,107
Proposed Maximum Offering Price per Unit	89.71
Maximum Aggregate Offering Price	$ 287,440,438.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,695.52
Offering Note	Represents shares of Common Stock that were added to the shares authorized for issuance under the Registrant's Amended and Restated 2010 Equity Incentive Plan, as amended (the "2010 EIP") upon approval of the 2010 EIP by the Registrant's stockholders at the Registrant's annual meeting of stockholders held on May 20, 2026. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the listed plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. "Proposed Maximum Offering Price Per Unit" was estimated in accordance with paragraphs (c) and (h) of Rule 457 solely for the purpose of calculating the total registration fee. Computation based upon 89.71 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on May 19, 2026.